Stockholders' Deficiency	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes
Stockholders' Deficiency

STOCKHOLDERS’ DEFICIENCY

h)      Authorized stock

In contemplation of the acquisition of iMedical on February 2, 2016, the Company’s Board of Directors and shareholders approved the increase in authorized capital stock from 100,000,000 shares of common stock to 125,000,000 shares of common stock, with a par value of $0.001 per share, and from 1,000,000 shares of preferred stock to 10,000,000 shares of preferred stock, with a par value of $0.001 per share.

As at December 31, 2017, the Company is authorized to issue 125,000,000 (March 31, 2017 – 125,000,000) shares of common stock ($0.001 par value) and 10,000,000 (March 31, 2017 – 10,000,000) shares of preferred stock ($0.001 par value).

i)        Exchange Agreement

As initially described in Note 1 above, on February 2, 2016:

  The Company issued approximately 1.197 shares of its common stock in exchange for each common share of iMedical held by iMedical shareholders who in general terms, were not residents of Canada (for the purposes of the Income Tax Act (Canada). Accordingly, the Company issued 13,376,947 shares;
  Shareholders of iMedical who in general terms, were Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of iMedical held. Accordingly, the Company issued 9,123,031 Exchangeable Shares;
  Each outstanding option to purchase common shares in iMedical (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options of the Company with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;
  Each outstanding warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1
  Each outstanding advisor warrant to purchase common shares in iMedical was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of the Company for each such advisor warrant, with an inverse adjustment to the exercise price of the advisor warrants to reflect the exchange ratio of approximately 1.197:1; and
  The outstanding 11% secured convertible promissory notes of iMedical were adjusted, in accordance with the adjustment provisions thereof, as and from closing, to permit the holders to convert (and in some circumstances, permit the Company to force the conversion of) the convertible promissory notes into shares of the common stock of the Company at a 25% discount to purchase price per share in the Company’s next offering.

Issuance of common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

Subsequent to December 31, 2017, certain exchangeable shareholders exercised their right to exchange those shares for 679,858 common shares of the Company (also refer Note 10).

j)        Share issuances

During May 2015, iMedical repurchased 1,316,700 (1,100,000 Pre-Exchange Agreement) of its outstanding common shares at cost from a former director.  These shares were cancelled upon repurchase.

During the twelve months ended December 31, 2016, as explained in Note 6, the Company issued 912,652 shares of common stock in connection with the conversion of notes.

During the twelve months ended December 31, 2016, the Company issued an aggregate of 210,625 shares of common stock to six consultants. $604,475 representing the fair value of the shares issued was charged to operations. An additional 77,463 were issued, in connection with commitments relating to the December 31, 2016 year end, $200,855 representing the fair value of these shares charged to operations.  The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

During the twelve months ended December 31, 2016, the Company issued an aggregate of 131,365 shares of its common stock upon exercise of warrants and received $105,500 of exercise cash proceeds.

During the three months ended March 31, 2017, the Company sold to accredited investors, an aggregate of 781,480 units (the “Units”) for gross proceeds of $1,367,573 at a purchase price of $1.75 per Unit, pursuant to a private offering of a minimum of $1,000,000, up to a maximum of $8,000,000 (the “Common Share Offering”).  Each unit consists of one share of common stock, par value $0.001 per share and a three-year warrant to purchase one-half share of common stock at an initial exercise price of $3.00 per whole share. If the Company successfully raises a total of $3,000,000 in aggregate proceeds from the Common Share Offering (a “Qualified Financing”), the principal amount of the Bridge Notes along with the accrued interest as explained in Note 6 are convertible into Units, based upon the lesser of: (i) $1.60 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.20 by (y) the actual price per New Round Stock in the Qualified Financing. The notes and the warrants are further subject to a “most-favored nation” clause in the event the Company, prior to maturity of the Bridge Notes, consummates a financing that is not a Qualified Financing.  Upon completion of a Qualified Financing, in connection with the conversion of the Bridge Notes the Company would also pay the Placement Agent up to 8% in broker warrants with an exercise price of $3.00 and an expiry date of two years from the date of issuance.  Because of the Common Share Offering, the Company incurred cash issuance costs of $129,650 and issued broker warrants and warrants to investors having fair values of $104,627 and $339,308, respectively. Cash issuance costs along with fair values of warrants have been adjusted against additional paid in capital.

During the three months ended March 31, 2017, the Company issued an aggregate of 162,772 shares of common stock (including 77,463 shares were issued as disclosed as at December 31, 2016) to various consultants. The fair value of these shares amounting to $413,573 have been expensed to general and administrative expenses in the consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

During the three months ended June 30, 2017, the Company sold to accredited investors a further total of 1,282,769 Units, of which 57,143 were issued (refer to Note 7(d)), for gross proceeds of $2,244,845 (net proceeds of $1,926,780) and converted the aggregate principal amount of $2,455,000 (net proceeds of $2,274,800) raised in its Bridge Note offering, plus accrued interest thereon, into a further 1,823,020 Units (each of which correspond to one share and half of one warrant, as described above).  In connection with the Common Share Offering, including the Bridge Notes that were converted into Units thereof, the Company incurred cash issuance costs of $438,065 and issued broker warrants and warrants to investors having fair values of $385,635 and $3,183,614, respectively. Cash issuance costs along with fair values of warrants have been adjusted against additional paid in capital.

During the three months ended June 30, 2017, the Company also issued an aggregate of 56,576 common stock to various consultants. The fair value of these shares amounted to $138,611 and has been expensed to general and administrative expenses in the condensed consolidated statement of operations, with a corresponding credit to additional paid-in-capital.

During the three months ended September 30, 2017, prior to closing its private placement offering on or about July 31, 2017, the Company sold to accredited investors a further total of 263,188 Units for gross proceeds of $460,579 (net proceeds of $413,629).  Cash issuance costs of $46,950 have been adjusted against additional paid in capital. In connection with this private placement, the Company also issued 21,055 broker warrants and 131,594 warrants to investors (refer to warrant issuances).

During the three months ended September 30, 2017, the Company also issued an aggregate of 100,000 common stock to various consultants. The fair value of these shares amounted to $250,000 and has been expensed to general and administrative expenses in the condensed consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

On December 22, 2017, the Company completed a registered offering, which raised gross proceeds of $2,475,901 million through the issuance of 450,164 common shares.

During the three months ended December 31, 2017, the Company also issued 136,672 shares as compensation to consultants that provide contractual services. The fair value of these shares amounted to $407,382 and has been expensed to general and administrative expenses in the consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

A total of 252,798 number of shares were issued as explained in warrant exercise paragraph f, of which 212,798 were issued before December 31, 2017 and 40,000 are to be issued and included in shares to be issued.

k)       Shares to be issued

As of December 31, 2017, the Company had obligations to issue a total of 128,651 shares, which consists of:

i)        88,651 shares under contract to consultants, advisors and other service providers. The fair value of these shares amounted to $498,529 and has been expensed to general and administrative expenses in the consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance; and

ii)      40,000 shares to be issued in connection with exercise of warrants as explained in warrant exercise paragraph f.

l)        Warrant issuances

During September and October 2015, iMedical entered into agreements for the issuance for a total of 724,185 (605,000 pre-Exchange Agreement) warrants against services, entitling the holders to purchase one common share against each warrant at an exercise price of $0.84 ($1 pre-Exchange Agreement) per warrant to be exercised within 180 to 730 days from the issuance date.  The fair value of the warrants on the issuance date was $672,749, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2015 with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life ranging from 180 to 730 days, a risk-free rate ranging from 0.04% to 1.07%, stock price of $2, annual attrition rate of 5% and expected volatility in the range of 98% to 100%, determined based on comparable companies’ historical volatilities.

During the year twelve months ended December 31, 2016, the Company issued 472,084 warrants in connection with consulting services, entitling the holders to purchase one common share against each warrant at an exercise price in the range of $2.00-$2.58. These warrants were fair valued amounting to approximately $474,232 which was charged to the statement of operations. The fair value has been estimated using a multi-nominal lattice model with an expected life ranging from 0.75 to 3 years, a risk-free rate ranging from 0.45 to 1.47, stock price of $2.15 to $2.58 annual attrition rate of up to 5% and expected volatility in the range of 101% to 105% determined based on comparable companies’ historical volatilities.

During the three months ended March 31, 2017, in connection with the private placement as explained above in “Share Issuances”, the Company issued 55,433 warrants to brokers and 390,744 to private placement investors. These warrants were fair valued at $443,935 and recorded as a reduction to additional paid in capital. Also during that period, 255,750 warrants fair valued at $402,206 were issued as compensation for services. For the valuation assumptions used, refer to Note 6.

During the three months ended June 30, 2017, in connection with its Common Share Offering, the Company issued 225,040 warrants to brokers, and 3,375,914 warrants to investors; of this latter amount, 2,734,530 related to warrants issued on conversion of convertible notes (refer to Note 5) and 641,384 related to private placement common share issuance warrants (refer to Note 7(c)). During the three months ended June 30, 2017, the Company also issued 62,500 warrants as compensation for services.

During the three months ended September 30, 2017, in connection with its Common Share Offering, the Company issued 21,055 warrants to brokers and 131,594 warrants to investors.

During the three months ended September 30, 2017, the Company also issued 47,500 warrants, which were fair valued at $31,987, and recorded as compensation for services, which have been expensed to general and administrative expenses in the condensed consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value has been estimated using a multi-nomial lattice model with an expected life of 3 years, a risk-free rate of 1.47% stock price of $2.18, annual attrition rate of 0% and expected volatility of 137.63%, determined based on comparable companies’ historical volatilities.

During the three months ended December 31, 2017, the Company issued 98,806 warrants, which were fair valued at a cumulative $97,654, and recorded as compensation for services, which have been expensed to general and administrative expenses in the condensed consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair values have been estimated using a multi-nomial lattice model with an expected life of 3 years, risk free rates of 1.62% to 1.98%, stock prices of $2.18 to $7.59, an annual attrition rate of 0% and expected volatilities of 136.77% to 145.99%, determined based on comparable company historical volatilities.

At December 31, 2017 the Company had the following warrant securities outstanding:

	Broker Warrants	Consultant Warrants	Warrants Issued on Conversion of Convertible Notes	Private Placement Common Share Issuance Warrants	Total
As at December 31, 2015	271,742	380,000	-	-	651,742
RTO adjustment**	53,507	74,860	-	-	128,367
After RTO	325,249	454,860	-	-	780,109
Less: Exercised	-	(131,365)	-	-	(131,365)
Less: Expired	-	(245,695)	-	-	(245,695)
Add: Issued	-	622,500	-	-	622,500
As at December 31, 2016	325,249	700,300	-	-	1,025,549
Less: Expired/cancelled	-	(39,584)	-	-	(39,584)
Add: Issued	55,433	255,750	-	390,744	701,927
As at March 31, 2017	380,682	916,466	-	390,744	1,687,892
Less: Expired/cancelled	-	-	-	-	-
Add: Issued	225,040	62,500	2,734,530	641,384	3,663,454
As at June 30, 2017	605,722	978,966	2,734,530	1,032,128	5,351,346
Less: Expired/cancelled***	(19,935)	(317,800)	-	-	(337,735)
Add: Issued	21,055	47,500	-	131,594	200,149
As at September 30, 2017	606,842	708,666	2,734,530	1,163,722	5,213,760
Less: Exercised	(112,798)	(140,000)	-	-	(252,798)
Less: Expired	-	(25,000)	-	-	(25,000)
Add: Issued	-	98,806	-	-	98,806
As at December 31, 2017	494,044	642,472	2,734,530	1,163,722	5,034,768
Exercise Price	$ 0.78-$3.00	$ 2.00-$7.59	$ 2.00	$ 3.00
Expiration Date	March 2018 to July 2022	January 2018 to September 2020	March 2020 to November 2022	April 2020 to July 2020

*As explained above, on February 2, 2016 all outstanding warrants at that time had been increased by a factor of 1.197.

m)     Warrant exercises

During March and May 2015, 598,500 (500,000 pre-Exchange Agreement) warrants were exercised at a price of $0.84 ($1.01 pre-Exchange Agreement) per share and iMedical received gross cash proceeds of $500,584 (net proceeds of $470,758).  About the proceeds received, iMedical paid in cash $35,420 as fees and issued 41,895 (35,000 pre-Exchange Agreement) broker warrants which were fair valued at $5,594 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.84 ($1.01 pre-Exchange Agreement), a risk-free rate ranging from 0.04% to 1.07% and expected volatility of 94%, determined based on comparable companies’ historical volatilities.

During August and September 2015, 299,250 (250,000 pre-Exchange Agreement) warrants were exercised at a price of $0.85 ($1.05 pre-Exchange Agreement) per share and iMedical received gross cash proceeds of $253,800 (net proceeds of $236,438).  In connection with the proceeds received, iMedical paid in cash $17,362 as fees and issued 20,947 (17,500 pre-Exchange Agreement) broker warrants which were fair valued at $14,627 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 24 months, a risk-free rate ranging from 0.04% to 1.07%, stock price of $2 and expected volatility in the range of 98% to 100%, determined based on comparable companies’ historical volatilities.

During December 2017, 112,798 broker warrants were exercised at exercises price of between $1.04 and $1.49, such that the Company received cash proceeds of $124,718. Also during December 2017, 140,000 consultant warrants were exercised at exercise prices between $2.00 and 2.58, for cash proceeds to the Company of $303,200.

n)      Stock-based compensation

2015 Equity Incentive Plan

On March 30, 2015, iMedical approved the Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,000,000 options. This plan was established to enable iMedical to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the company.  As of December 31 and March 31, 2017, there were no outstanding vested options and 137,500 unvested options at an exercise price of $.0001 under this plan.  These options now represent the right to purchase shares of the Company’s common stock using the same exchange ratio of approximately 1.1969:1, thus there were 164,590 (35,907 had been cancelled) adjusted unvested options as at December 31 and March 31, 2017.  No other grants will be made under this plan.

The following table summarizes the stock option activities of the Company related to the 2015 equity incentive plan:

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of December 31, 2017 and March 31, 2017	164,590	0.0001

The fair value of options at the issuance date were determined at $2,257,953 which were fully expensed during the twelve months ended December 31, 2015 based on vesting period and were included in general and administrative expenses with corresponding credit to additional paid-in-capital. During the twelve months ended December 31, 2015, 3,390,503 (2,832,500 Pre-exchange Agreement) options were exercised by those employees who met the vesting conditions; 50% of the grants either vest immediately or at the time of U.S. Food and Drug Administration (FDA) filing date and 50% will vest upon Liquidity Trigger.  Liquidity Trigger means the day on which the board of directors resolve in favor of I) the Company is able to raise a certain level of financing; ii) a reverse takeover transaction that results in the Company being a reporting issuer, and iii) initial public offering that results in the Company being a reporting issuer. During the nine-month period ended December 31, 2017 and year-ended March 31, 2017, no outstanding options under this above plan were exercised.

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the participating company group and its stockholders by providing an incentive to attract, retain and reward persons performing services for the participating company group and by motivating such persons to contribute to the growth and profitability of the participating company group. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the Committee; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan pursuant to awards shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the Effective Date, so the number of shares that may be issued is an amount no greater than 15% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During July 2016, the Company granted an officer options to purchase an aggregate of 2,499,998 shares of common stock at an exercise price of $2.20 subject to a 3-year vesting period, with the fair value of the options being expensed over a 3-year period. Two additional employees were also granted 175,000 options to purchase shares of common stock at an exercise price of $2.24 with a 1 year vesting period, with the fair value of the options being expensed over a 1 year period. One additional employee was also granted 35,000 options to purchase shares of common stock at an exercise price of $2.24 with a 2-year vesting period, with the fair value of the options expensed over a 2-year period.

During the three months ended December 2017, the Company granted an employee 100,000 options to purchase shares of common stock at an exercise price of $2.18, to vest on a quarterly basis over a 1 year period.

The fair value of the Plan was $2,439,493 at the time that options were originally granted. The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	-
Outstanding as of March 31, 2017	2,709,998	2.2031
Granted	100,000	2.18
Outstanding as of December 31, 2017	2,809,998	2.2001

The weighted average remaining contractual life ranges from 8.84 to 9.01 years.

During the three months ended December 31, 2017, the Company recorded stock based compensation of $204,815 in connection with Plan (December 31, 2016 – $196,142) under general and administrative expenses with a corresponding credit to additional paid in capital.

The fair value of each option granted is estimated at the time of grant using multi-nomial lattice model using the following assumptions for both the 2015 equity incentive plan and the 2016 Plan:

	Plan2016	Plan2015
Exercise price ($)	2.00 – 2.58	0.0001
Risk free interest rate (%)	0.45 - 1.98	0.04 - 1.07
Expected term (Years)	1.0 - 3.0	10.0
Expected volatility (%)	101 – 146	94
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.674 - 0.87	0.74
Expected forfeiture (attrition) rate (%)	0.00 – 5.00	5.00 - 20.00

STOCKHOLDERS’ DEFICIENCY

a)       Authorized stock

In contemplation of the acquisition of iMedical on February 2, 2016, the Company’s Board of Directors and shareholders approved the increase in authorized capital stock from 100,000,000 shares of common stock to 125,000,000 shares of common stock, with a par value of $0.001 per share, and from 1,000,000 shares of preferred stock to 10,000,000 shares of preferred stock, with a par value of $0.001 per share.

As at March 31, 2017, the Company is authorized to issue 125,000,000 (December 31, 2016 – 125,000,000) shares of common stock ($0.001 par value) and 10,000,000 (December 31, 2016 – 10,000,000) shares of preferred stock ($0.001 par value).

b)       Exchange Agreement

As explained in detail in Note 1 to the consolidated financial statements, with the closing of the Acquisition Transaction on February 2, 2016:

  Biotricity’s sole existing director resigned and a new director who is the sole director of the Company was appointed to fill the vacancy;
  Biotricity’s sole Chief Executive Officer and sole officer, who beneficially owned 6,500,000 shares of outstanding common stock, resigned from all positions and transferred all of his shares back for cancellation;
  The existing management of the Company were appointed as executive officers; and
  The existing shareholders of the Company entered into a transaction whereby their existing common shares of the Company were exchanged for either (a) a new class of shares that are exchangeable for shares of Biotricity’s common stock, or (b) shares of Biotricity’s common stock, which (assuming exchange of all such exchangeable shares) would equal in the aggregate a number of shares of Biotricity’s common stock that constitute 90% of Biotricity’s issued and outstanding shares.

In addition, effective on the closing date of the acquisition transaction:

  Biotricity issued approximately 1.197 shares of its common stock in exchange for each common share of the Company held by the Company shareholders who in general terms, are not residents of Canada (for the purposes of the Income Tax Act (Canada). Accordingly the Company issued 13,376,947 shares;
  Shareholders of the Company who in general terms, are Canadian residents (for the purposes of the Income Tax Act (Canada)) received approximately 1.197 Exchangeable Shares in the capital of Exchangeco in exchange for each common share of the Company held. Accordingly the Company issued 9,123,031 Exchangeable Shares;
  Each outstanding option to purchase common shares in the Company (whether vested or unvested) was exchanged, without any further action or consideration on the part of the holder of such option, for approximately 1.197 economically equivalent replacement options with an inverse adjustment to the exercise price of the replacement option to reflect the exchange ratio of approximately 1.197:1;
  Each outstanding warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Warrant, with an inverse adjustment to the exercise price of the Warrants to reflect the exchange ratio of approximately 1.197:1
  Each outstanding advisor warrant to purchase common shares in the Company was adjusted, in accordance with the terms thereof, such that it entitles the holder to receive approximately 1.197 shares of the common stock of Biotricity for each Advisor Warrant, with an inverse adjustment to the exercise price of the Advisor Warrants to reflect the exchange ratio of approximately 1.197:1; and
  The outstanding 11% secured convertible promissory notes of the Company were adjusted, in accordance with the adjustment provisions thereof, as and from closing, so as to permit the holders to convert (and in some circumstances permit the Company to force the conversion of) the convertible promissory notes into shares of the common stock of Biotricity at a 25% discount to purchase price per share in Biotricity’s next offering.

Issuance of common stock, exchangeable shares and cancellation of shares in connection with the reverse takeover transaction as explained above represents recapitalization of capital retroactively adjusting the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree.

At March 31, 2017, there were 18,075,841 (December 31, 2016 – 17,131,589, March 31, 2016 – 15,876,947, and December 31, 2015 – 15,876,947) shares of common stock issued and outstanding. Additionally, as of March 31, 2017, there were 9,123,031 outstanding exchangeable shares. There is currently one share of the Special Voting Preferred Stock issued and outstanding held by one holder of record, which is the Trustee in accordance with the terms of the Trust Agreement.

Out of outstanding common stock of 27,198,872 as at March 31, 2017, 166,482 were held in escrow and subject to forfeiture (also refer to Note 11) in the event the Company does not raise at least $6 million by the forfeiture date which is expected to be July 31, 2017, with provisions for pro rata adjustments for capital financing raised in the meantime.

c)       Share issuances

During May 2015, the Company repurchased 1,316,700 (1,100,000 Pre-Exchange Agreement) of its outstanding common shares at cost from a former director.  These shares were cancelled upon their repurchase.

During the twelve months ended December 31, 2016, as explained in Note 6, the Company issued 912,652 shares of common stock in connection with the conversion of notes.

During the twelve months ended December 31, 2016, the Company issued an aggregate of 210,625 shares of common stock to six consultants. $604,475 representing the fair value of the shares issued was charged to operations. An additional 77,463 shares are to be issued, subsequent to year-end, in connection with commitments relating to the December 31, 2016 year end, $200,855 representing the fair value of these shares charged to operations.  The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

During the twelve months ended December 31, 2016, the Company issued an aggregate of 131,365 shares of its common stock upon exercise of warrants and received $105,500 of exercise cash proceeds.

During the three months ended March 31, 2017, the Company sold to accredited investors, an aggregate of 781,480 units (the “Units”) for gross proceeds of $1,367,573 at a purchase price of $1.75 per Unit, pursuant to a private offering of a minimum of $1,000,000, up to a maximum of $8,000,000 (the “Common Share Offering”).  Each unit consist of common stock, par value $0.001 per share and a three-year warrant to purchase one-half share of common stock at an initial exercise price of $3.00 per whole share. If the Company successfully raises a total of $3,000,000 in aggregate proceeds from the Common Share Offering (a “Qualified Financing”), the principal amount of the Bridge Notes along with the accrued interest as explained in Note 6 are convertible into units of the Common Share Offering, based upon the lesser of: (i) $1.60 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.20 by (y) the actual price per New Round Stock in the Qualified Financing. The notes and the warrants are further subject to a “most-favored nation” clause in the event the Company, prior to maturity of the notes, consummates a financing that is not a Qualified Financing.  Upon completion of a Qualified Financing, in connection with the conversion of the Bridge Notes the Company will also pay the Placement Agent up to 8% in broker warrants with an exercise price of $3.00 and an expiry date of two years from the date of issuance.  In connection with the private placement, the Company incurred cash issuance costs of $129,650 and issued broker warrants and warrants to private placement investors having fair values of $104,627 and $339,308 (also refer warrant issuances paragraph), respectively. Cash issuance costs along with fair values of warrants have been adjusted against additional paid in capital.

During the three months ended March 31, 2017, the Company issued an aggregate of 162,772 shares of common stock (including 77,463 shares to be issued as disclosed as at December 31, 2016) to various consultants. The fair value of these shares amounting to $413,573 have been expensed to general and administrative expenses in the consolidated statement of operations, with a corresponding credit to additional paid-in-capital. The fair value of these shares was determined by using the market price of the common stock as at the date of issuance.

d)       Warrant exercises

During March and May 2015, 598,500 (500,000 pre-Exchange Agreement) warrants were exercised at a price of $0.84 ($1.01 pre-Exchange Agreement) per share and the Company received gross cash proceeds of $500,584 (net proceeds of $470,758).  In connection with the proceeds received, the Company paid in cash $35,420 as fees and issued 41,895 (35,000 pre-Exchange Agreement) broker warrants which were fair valued at $5,594 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 365 days, dividend yield of 0%, stock price of $0.84 ($1.01 pre-Exchange Agreement), a risk free rate ranging from 0.04% to 1.07% and expected volatility of 94%, determined based on comparable companies historical volatilities.

During August and September 2015, 299,250 (250,000 pre-Exchange Agreement) warrants were exercised at a price of $0.85 ($1.05 pre-Exchange Agreement) per share and the Company received gross cash proceeds of $253,800 (net proceeds of $236,438).  In connection with the proceeds received, the Company paid in cash $17,362 as fees and issued 20,947 (17,500 pre-Exchange Agreement) broker warrants which were fair valued at $14,627 and were allocated to cash with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life of 24 months, a risk free rate ranging from 0.04% to 1.07%, stock price of $2 and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

e)       Warrant issuances

During September and October 2015, the Company entered into agreements for the issuance for a total of 724,185 (605,000 pre-Exchange Agreement) warrants against services, entitling the holders to purchase one common share against each warrant at an exercise price of $0.84 ($1 pre-Exchange Agreement) per warrant to be exercised within 180 to 730 days from the issuance date.  The fair value of the warrants on the issuance date was $672,749, which is included as consulting charges in general and administrative expenses during the year ended December 31, 2015 with corresponding credit to additional paid-in-capital.  The fair value has been estimated using a multi-nomial lattice model with an expected life ranging from 180 to 730 days, a risk free rate ranging from 0.04% to 1.07%, stock price of $2, annual attrition rate of 5% and expected volatility in the range of 98% to 100%, determined based on comparable companies historical volatilities.

During the year twelve months ended December 31, 2016, the Company issued 472,084 warrants in connection with consulting services, entitling the holders to purchase one common share against each warrant at an exercise price in the range of $2.00-$2.58. These warrants were fair valued amounting to approximately $474,232 which was charged to the statement of operations. The fair value has been estimated using a multi-nominal lattice model with an expected life ranging from 0.75 to 3 years, a risk free rate ranging from 0.45 to 1.47, stock price of $2.15 to $2.58 annual attrition rate of up to 5% and expected volatility in the range of 101% to 105% determined based on comparable companies historical volatilities.

During the three months ended March 31, 2017, in connection with the private placement as explained above in “Share Issuances”, the Company issued 55,433 warrants to the brokers and 390,744 to private placement investors. These warrants were fair valued at $443,935 and were adjusted with the additional paid in capital. For the assumptions used, refer to Note 6.

The fair value of warrants issued for services of $402,206, include fair value $266,627 (issuance of 255,750 warrants) during the three months ended March 31, 2017 and $94,553 represents the vesting of warrants issued in the previous periods and $41,026 represents accelerated vesting due to cancellation of 50,000 warrants.

f)        Stock-based compensation

2015 Equity Incentive Plan

On March 30, 2015, iMedical approved Directors, Officers and Employees Stock Option Plan, under which it authorized and issued 3,000,000 options. This plan was established to enable the Company to attract and retain the services of highly qualified and experience directors, officers, employees and consultants and to give such person an interest in the success of the Company.  As of March 31, 2017 and December 31, 2016, there were no outstanding vested options and 137,500 unvested options at an exercise price of $.0001 under this plan.  These options now represent the right to purchase shares of the Company’s common stock using the same exchange ratio of approximately 1.1969:1, thus there were 164,590 (35,907 had been cancelled) adjusted unvested options as at March 31, 2017 and December 31, 2016.  No other grants will be made under this plan.

The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	3,591,000	0.0001
Exercised	(3,390,503)	0.0001
Outstanding as of December 31, 2015	200,497	0.0001
Cancelled during 2016	(35,907)	0.0001
Outstanding as of March 31, 2017 and December 31, 2016	164,590	0.0001

The fair value of options at the issuance date were determined at $2,257,953 which were fully expensed during the twelve months ended December 31, 2015 based on vesting period and were included in general and administrative expenses with corresponding credit to additional paid-in-capital. During the twelve months ended December 31, 2015, 3,390,503 (2,832,500 Pre-exchange Agreement) options were exercised by those employees who met the vesting conditions; 50% of the grants either vest immediately or at the time of U.S. Food and Drug Administration (FDA) filing date and 50% will vest upon Liquidity Trigger.  Liquidity Trigger means the day on which the board of directors resolve in favour of i) the Company is able to raise a certain level of financing; ii) a reverse takeover transaction that results in the Company being a reporting issuer, and iii) initial public offering that results in the Company being a reporting issuer.

During the three months ended March 31, 2017, no outstanding options under the above plan were exercised.

2016 Equity Incentive Plan

On February 2, 2016, the Board of Directors of the Company approved 2016 Equity Incentive Plan (the “Plan”). The purpose of the Plan is to advance the interests of the participating company group and its stockholders by providing an incentive to attract, retain and reward persons performing services for the participating company group and by motivating such persons to contribute to the growth and profitability of the participating company group. The Plan seeks to achieve this purpose by providing for awards in the form of options, stock appreciation rights, restricted stock purchase rights, restricted stock bonuses, restricted stock units, performance shares, performance units and other stock-based awards.

The Plan shall continue in effect until its termination by the Committee; provided, however, that all awards shall be granted, if at all, on or before the day immediately preceding the tenth (10th) anniversary of the effective date. The maximum number of shares of stock that may be issued under the Plan pursuant to awards shall be equal to 3,750,000 shares; provided that the maximum number of shares of stock that may be issued under the Plan pursuant to awards shall automatically and without any further Company or shareholder approval, increase on January 1 of each year for not more than 10 years from the Effective Date, so the number of shares that may be issued is an amount no greater than 15% of the Company’s outstanding shares of stock and shares of stock underlying any outstanding exchangeable shares as of such January 1; provided further that no such increase shall be effective if it would violate any applicable law or stock exchange rule or regulation, or result in adverse tax consequences to the Company or any participant that would not otherwise result but for the increase.

During July 2016, the Company granted an officer options to purchase an aggregate of 2,499,998 shares of common stock at an exercise price of $2.20 subject to a 3 year vesting period, with the fair value of the options being expensed over a 3 year period. Two additional employees were also granted 175,000 options to purchase shares of common stock at an exercise price of $2.24 with a 1 year vesting period, with the fair value of the options being expensed over a 1 year period. One additional employee was also granted 35,000 options to purchase shares of common stock at an exercise price of $2.24 with a 2 year vesting period, with the fair value of the options expensed over a 2 year period.

The fair value of the 2016 equity incentive was $2,372,108. The following table summarizes the stock option activities of the Company:

	Number of options	Weighted average exercise price ($)
Granted	2,709,998	2.2031
Exercised	-	(50,000)
Outstanding as of March 31, 2017 and December 31, 2016	2,709,998	2.2031

During the three months ended March 31, 2017, the Company recorded stock based compensation of $221,078 in connection with 2016 equity incentive plan ($405,058 for the twelve months ended December 31, 2016) under general and administrative expenses with corresponding credit to additional paid in capital.

The fair value of each option granted is estimated at the time of grant using multi-nomial lattice model using the following assumptions for both 2016 and 2015 equity incentive plans:

	2016	2015
Exercise price ($)	2.00– 2.58	0.0001
Risk free interest rate (%)	0.45 - 1.47	0.04 - 1.07
Expected term (Years)	1.0 - 3.0	10.0
Expected volatility (%)	101 –105	94
Expected dividend yield (%)	0.00	0.00
Fair value of option ($)	0.88	0.74
Expected forfeiture (attrition) rate (%)	0.00– 5.00	5.00 - 20.00

g)       Outstanding warrants

At March 31, 2017, the Company had the following warrant securities outstanding:

	Broker Warrants	Consultant Warrants	Warrants with Convertible Notes*	Private Placement Common Share Issuance Warrants	Total
As at December 31, 2015	271,742	380,000	-	-	651,742
RTO adjustment**	53,507	74,860	-	-	128,367
After RTO	325,249	454,860	-	-	780,109
Less: Exercised	-	(131,365)	-	-	(131,365)
Less: Expired	-	(245,695)	-	-	(245,695)
Add: Issued	-	622,500	-	-	622,500
As at December 31, 2016	325,249	700,300	-	-	1,025,549
Less: Expired/cancelled	-	(50,000)	-	-	-
Add: Issued	55,433	255,750	-	390,744	701,927
As at March 31, 2017	380,682	906,050	-	390,744	1,677,476
Exercise Price	$ 0.75-$3.00	$ 0.84-$3.00	$ 2.00	$ 3.00
Expiration Date	September 2017 to March 2022	October 2017 to March 2020	March 2021 to November 2021	March 2020

* In conjunction with issuance of convertible notes as disclosed in Note 6, as at March 31, 2017 the Company is committed to issue 1,823,020 warrants upon maturity of the notes.  This includes the conversion of the principal amount and interest accrued and outstanding as at March 31, 2017.

**As explained above, on February 2, 2016 all outstanding warrants have been increased by a factor of 1.197.